Securities Available for Sale - Pertaining to Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months	$ 1,458	$ 352
Fair value, less than twelve months	44,737	26,905
Gross unrealized losses, over twelve months	209	97
Fair value, over twelve months	4,330	5,663
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months	1,331	73
Fair value, less than twelve months	39,170	14,433
Gross unrealized losses, over twelve months	168	57
Fair value, over twelve months	3,332	4,442
Debt Securities [Member] | Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months	35	43
Fair value, less than twelve months	7,965	5,463
Gross unrealized losses, over twelve months	47	57
Fair value, over twelve months	1,453	4,442
Debt Securities [Member] | Financial Services [Member] | Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months	19	14
Fair value, less than twelve months	6,981	2,986
Gross unrealized losses, over twelve months	47	57
Fair value, over twelve months	1,453	4,442
Debt Securities [Member] | Industry and Manufacturing [Member] | Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months	16
Fair value, less than twelve months	984
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months		29
Fair value, less than twelve months		8,962
Debt Securities [Member] | Government-Sponsored Enterprises [Member] | Residential Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months	1,296	1
Fair value, less than twelve months	31,205	8
Gross unrealized losses, over twelve months	121
Fair value, over twelve months	1,879
Debt Securities [Member] | Technology [Member] | Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months		29
Fair value, less than twelve months		2,477
Marketable Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months	127	279
Fair value, less than twelve months	5,567	12,472
Gross unrealized losses, over twelve months	41	40
Fair value, over twelve months	998	1,221
Marketable Equity Securities [Member] | Common Stocks [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months	127	279
Fair value, less than twelve months	5,567	12,472
Gross unrealized losses, over twelve months		21
Fair value, over twelve months		217
Marketable Equity Securities [Member] | Financial Services [Member] | Common Stocks [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months		46
Fair value, less than twelve months		7,193
Gross unrealized losses, over twelve months		21
Fair value, over twelve months		217
Marketable Equity Securities [Member] | Industry and Manufacturing [Member] | Common Stocks [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months	58	157
Fair value, less than twelve months	3,089	2,654
Marketable Equity Securities [Member] | Consumer Products and Services [Member] | Common Stocks [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months	3	59
Fair value, less than twelve months	606	1,077
Marketable Equity Securities [Member] | Technology [Member] | Common Stocks [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months	66	8
Fair value, less than twelve months	1,872	936
Marketable Equity Securities [Member] | Money Market Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, over twelve months	41	19
Fair value, over twelve months	998	1,004
Marketable Equity Securities [Member] | Healthcare [Member] | Common Stocks [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses, less than twelve months		9
Fair value, less than twelve months		$ 612